December 10, 2019

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

BNY Mellon Emerging Markets Fund

BNY Mellon International Fund

BNY Mellon International Equity Income Fund

BNY Mellon Large Cap Stock Fund

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the third paragraph in the section "Fund Summary – BNY Mellon Asset Allocation Fund – Portfolio Management" in the prospectus:

Thomas Murphy and Michael Mongelluzzo are the fund's primary portfolio managers responsible for managing the portion of the fund's assets invested directly in large cap equity securities.  Messrs. Murphy and Mongelluzzo have been primary portfolio managers of the fund with respect to such portion of the fund's assets since December 2019.  Mr. Murphy is a managing director on the Tax-Managed Equity team at The Bank of New York Mellon (BNY Mellon), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).  Mr. Mongelluzzo is a vice president and portfolio manager on the Tax-Managed Equity team at BNY Mellon.  Messrs. Murphy and Mongelluzzo also are employees of BNYM Investment Adviser and manage the portion of the fund's assets invested directly in large cap equity securities in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Emerging Markets Fund – Portfolio Management" in the prospectus:

Julianne D. McHugh and Chris Yao, CFA are the fund's primary portfolio managers.  Ms. McHugh and Mr. Yao have been primary portfolio managers of the fund since December 2019.  Ms. McHugh is a director and a senior research analyst on the Active Equity Global Research team at Mellon Investments Corporation (Mellon), an affiliate of BNYM Investment Adviser.  Mr. Yao is head of Equity Quantitative Research at Mellon.  Ms. McHugh and Mr. Yao also are employees of BNYM Investment Adviser and manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon International Fund – Portfolio Management" in the prospectus:

James A. Lydotes and Chris Yao, CFA, are the fund's primary portfolio managers.  Messrs. Lydotes and Yao have been primary portfolio managers of the fund since December 2015 and December 2019, respectively.  Mr. Lydotes is a managing director, portfolio manager and senior research analyst for the Global Equity team at Mellon, an affiliate of BNYM Investment Adviser.  Mr. Yao is head of Equity Quantitative Research at Mellon.  Messrs. Lydotes and Yao also are employees of BNYM Investment Adviser and manage the fund in their capacity as employees of BNYM Investment Adviser.

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The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon International Equity Income Fund – Portfolio Management" in the prospectus:

Peter D. Goslin, CFA, Syed A. Zamil, CFA and Tao Wang are the fund's primary portfolio managers.  Messrs. Goslin, Zamil and Wang have been primary portfolio managers of the fund since July 2015, March 2017 and December 2019, respectively.  Mr. Goslin is a director and senior portfolio manager at Mellon, an affiliate of BNYM Investment Adviser, where he leads the Multi-Factor Equity team.  Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon.  Mr. Wang is a director and senior research analyst providing core research to domestic, global and emerging markets quantitative equity models, as well as designing, enhancing and maintain the production models for Mellon's quantitative equity portfolios.  Messrs. Goslin, Zamil and Wang also are employees of BNYM Investment Adviser and manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Large Cap Stock Fund – Portfolio Management" in the prospectus:

Peter D. Goslin, CFA, Syed A. Zamil, CFA and Chris Yao, CFA are the fund's primary portfolio managers.  Messrs. Goslin, Zamil and Yao have been primary portfolio managers of the fund since July 2015, March 2017 and December 2019, respectively.  Mr. Goslin is a director and senior portfolio manager at Mellon, an affiliate of BNYM Investment Adviser, where he leads the Multi-Factor Equity team.  Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon.  Mr. Yao is head of Equity Quantitative Research at Mellon.  Messrs. Goslin, Zamil and Yao also are employees of BNYM Investment Adviser and manage the fund in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Mid Cap Value Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Patrick Kent, CFA, CMT and James Boyd.  Mr. Kent has served as lead portfolio manager for the Opportunistic Mid Cap Value Strategy since March 2019.  Mr. Boyd has been a portfolio manager for the Opportunistic Mid Cap Value Strategy since August 2012.  Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon.  Mr. Boyd is a managing director, equity research analyst and portfolio manager at Mellon.  Messrs. Kent and Boyd also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the third and fourth paragraphs in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Small Cap Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Patrick Kent, CFA, CMT and James Boyd.  Mr. Kent has served as lead portfolio manager for the Opportunistic Small Cap Strategy since March 2019.  Mr. Boyd has been a portfolio manager for the Opportunistic Small Cap Strategy since August 2012.  Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon.  Mr. Boyd is a managing director, equity research analyst and portfolio manager at Mellon.  Messrs. Kent and Boyd also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

BNYM-S1219

Investment decisions for the Small Cap Value Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, Edward R. Walter, CFA and Nicholas Cohn.  Messrs. Corrado and Walter and Ms. Brandaleone have been primary portfolio managers for the Small Cap Value Strategy since August 2012.  Mr. Cohn has been a primary portfolio manager for the Small Cap Value Strategy since December 2019.  Mr. Corrado is a senior managing director and the lead portfolio manager for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Ms. Brandaleone is a director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Walter is a managing director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Cohn is a director, portfolio manager and senior research analyst for active equity strategies at Mellon.  Messrs. Corrado, Walter and Cohn and Ms. Brandaleone also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the third and fourth paragraphs in the section "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Opportunistic Small/Mid Cap Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Patrick Kent, CFA, CMT and James Boyd.  Mr. Kent has served as lead portfolio manager for the Opportunistic Small/Mid Cap Strategy since March 2019.  Mr. Boyd has been a portfolio manager for the Opportunistic Small/Mid Cap Strategy since April 2014.  Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon.  Mr. Boyd is a managing director, equity research analyst and portfolio manager at Mellon.  Messrs. Kent and Boyd also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

Investment decisions for the Small/Mid Cap Value Strategy are made by a team of portfolio managers employed by BNYM Investment Adviser and Mellon, an affiliate of BNYM Investment Adviser.  The team consists of Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, Edward R. Walter, CFA and Nicholas Cohn.  Messrs. Corrado and Walter and Ms. Brandaleone have been primary portfolio managers for the Small/Mid Cap Value Strategy since April 2014.  Mr. Cohn has been a primary portfolio manager for the Small/Mid Cap Value Strategy since December 2019.  Mr. Corrado is a senior managing director and the lead portfolio manager for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Ms. Brandaleone is a director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Walter is a managing director, portfolio manager and investment research analyst for the U.S. small-cap value and U.S. small/mid-cap value strategies at Mellon.  Mr. Cohn is a director, portfolio manager and senior research analyst for active equity strategies at Mellon.  Messrs. Corrado, Walter and Cohn and Ms. Brandaleone also are employees of BNYM Investment Adviser and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of BNYM Investment Adviser.

The preceding information supersedes and replaces any contrary information in the section "Fund Details – Management – Portfolio Managers – BNY Mellon Asset Allocation Fund", "– BNY Mellon Emerging Markets Fund", "– BNY Mellon International Fund", "– BNY Mellon International Equity Income Fund", "– BNY Mellon Large Cap Stock Fund", "– BNY Mellon Mid Cap Multi-Strategy Fund", "– BNY Mellon Small Cap Multi-Strategy Fund" and "– BNY Mellon Small/Mid Cap Multi-Strategy Fund" in the prospectus.

BNYM-S1219

The information for Mark A. Bogar, C. Wesley Boggs, William S. Cazalet, George DeFina, Dale Dutile, Sean Fitzgibbon, Jay A. Malikowski and Andrew Leger in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

The following information supplements the information in the section "Fund Details – Management – Biographical Information" in the prospectus:

Nicholas Cohn has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy, and BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Value Strategy since December 2019.  Mr. Cohn is a director, portfolio manager, and senior research analyst for the active equity strategies at Mellon.  He has been employed by Mellon or a predecessor company since May 2015, and by BNYM Investment Adviser since December 2019.  Prior to joining Mellon, he was employed as an equity research analyst at BlackRock, Inc. from August 2012 to May 2015.

Julianne D. McHugh has been a primary portfolio manager of BNY Mellon Emerging Markets Fund since December 2019.  Ms. McHugh is a director and a senior research analyst on the Active Equity Global Research team at Mellon.  She has been employed by Mellon or a predecessor company since 2004, and by BNYM Investment Adviser since March 2019.

Michael Mongelluzzo has been a primary portfolio manager of BNY Mellon Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since December 2019.  Mr. Mongelluzzo is a vice president and portfolio manager on the Tax-Managed Equity team at BNY Mellon.  He has been employed by BNY Mellon since 2002; and by BNYM Investment Adviser since December 2019.

Tao Wang has been a primary portfolio manager of BNY Mellon International Equity Income Fund since December 2019.  Mr. Wang is a director and senior research analyst focusing on quantitative equity models and portfolios at Mellon.  He has been employed by Mellon or a predecessor company since January 2013, and by BNYM Investment Adviser since December 2019.

Chris Yao, CFA has been a primary portfolio manager of BNY Mellon Emerging Markets Fund, BNY Mellon International Fund and BNY Mellon Large Cap Stock Fund since December 2019.  Mr. Yao is head of Equity Quantitative Research at Mellon.  He has been employed by Mellon or a predecessor company since 2006, and by BNYM Investment Adviser since December 2019.

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